Supplement Dated October 31, 2014
To The Prospectus Dated April 28, 2014

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Effective November 1, 2014, for the JNL/Capital Guardian Global Diversified Research Fund, please remove all references to Patricio Ciarfaglia.

Effective November 1, 2014, for the JNL/Capital Guardian Global Diversified Research Fund under "Portfolio Managers," please delete the table in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Bruno Rodrigues	November 2014	Vice President, Capital International, Inc., an Affiliate of Capital Guardian Trust Company

Effective November 1, 2014 in the section entitled "Additional Information About the Funds" for the JNL/Capital Guardian Global Diversified Research Fund, under "The Adviser and Portfolio Management," please delete the third and fourth paragraphs and replace them with the following:

Bruno Rodrigues serves as the research portfolio coordinator for the Fund since November 2014.

Bruno Rodrigues is an equity investment analyst at Capital Group with research responsibility for resource companies and commodities. He has nine years of investment experience and has been with Capital Group for seven years. Prior to joining Capital, Bruno was a business development manager covering Africa for Vale in Johannesburg, South Africa. He holds an MBA from COPPEAD Graduate School of Business in Brazil and a bachelor's degree in economics from the Federal University of Rio de Janeiro. Bruno is based in London.

Effective November 7, 2014, for the JNL/American Funds Global Bond Fund, please remove all references to Marcus B. Linden.

Effective November 7, 2014, for the JNL/ American Funds Global Bond Fund under "Portfolio Managers," please delete the table in its entirety and replace it with the following:

Name:	Joined Fund Management Team In:	Title:
David A. Daigle	November 2014	Senior Vice President – Capital Fixed Income Investors, CRMC
Mark H. Dalzell	May 2010	Senior Vice President – Capital Fixed Income Investors, CRMC
Thomas H. Hogh	May 2010	Senior Vice President – Capital Fixed Income Investors, Capital Research Company ("CRC")
Robert H. Neithart	November 2013	Senior Vice President – Capital Fixed Income Investors, CRMC

Effective November 7, 2014 in the section entitled "Additional Information About the Funds" for the JNL/American Funds Global Bond Fund, under "Portfolio Management of the Master Fund," please delete the third bulleted paragraph and replace with the following:

•
David A. Daigle is a Senior Vice President of Capital Fixed Income Investors, CRMC and has been an investment professional for 20 years, all with Capital Research and Management Company or an affiliate.

This Supplement is dated October 31, 2014.

Supplement Dated October 31, 2014
To The Statement of Additional Information
Dated April 28, 2014

JNL® Series Trust

Please note that the changes impact your variable annuity and/or variable life product(s).

Effective November 1, 2014, for the JNL/Capital Guardian Global Diversified Research Fund, please remove all references to Patricio Ciarfaglia.

Effective November 1, 2014, on pages 116 and 117, in the section entitled "Investment Adviser, Sub-Advisers and Other Service Providers," sub-section "Investment Adviser and Portfolio Managers" after the heading "Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest," please delete the tables and footnotes for the JNL/Capital Guardian Global Diversified Research Fund in their entirety and replace with the following tables, as of June 30, 2014:

Capital Guardian Trust Company's Other Accounts[1]

Portfolio Manager	The number of other accounts managed by each portfolio manager within each category below and the total assets in the accounts managed within each category below.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Rodrigues, Bruno	0	$0	0	$0	0	$0

[1] Assets noted represent total net assets of Research Portfolio - only accounts for which the individual only serves as Research Portfolio Coordinator.  Personal brokerage accounts of the Research Portfolio Coordinator and his family are not reflected.

Capital Guardian Trust Company's Fee Based Accounts[1]

Portfolio Manager
The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.
The following information is a subset of "Other Accounts Managed" in the chart above.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)	Number of Accounts	Total Assets (in billions)
Rodrigues, Bruno	0	$0	0	$0	0	$0

[1] Assets noted represent total net assets of Research Portfolio - only accounts for which the individual only serves as Research Portfolio Coordinator.  Personal brokerage accounts of the Research Portfolio Coordinator and his family are not reflected.

On page 118, in the section entitled "Investment Adviser, Sub-Advisers and Other Service Providers," sub-section "Investment Adviser and Portfolio Managers," after the heading "Security Ownership of the Portfolio Manager of the JNL/Capital Guardian Global Diversified Research Fund," please delete the table in its entirety and replace it with the following table:

Security Ownership of Research Portfolio Coordinator	Bruno Rodrigues
None	X*
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

*To our knowledge, based on the information available for the time period ending September 30, 2014, the Research Portfolio Coordinator for the JNL/Capital Guardian Global Diversified Research Fund did not own any shares of that fund.

Effective November 7, 2014, for the JNL/American Funds Global Bond Fund, please remove all references to Marcus B. Linden.

Effective November 7, 2014, on page 208, in the section entitled "Other Accounts Managed by AFIS Master Fund Portfolio Managers," please delete the table and footnotes for the AFIS Master Global Bond Fund in their entirety and replace with the following:

AFIS Master Global Bond Fund as of December 31, 2013

Portfolio Manager	Registered Investment Company Accounts[1]	AUM ($ bil)[1]	Pooled Accounts[2]	AUM ($ bil)[2]	Other Accounts[3]	AUM ($ bil)[3]
David A. Daigle	6	$154.4	2	$1.72	2	$0.41
Mark H. Dalzell	2	$12.9	0	$0	4[5]	$1.65
Thomas H. Hogh	5	$58.0	1	$0.13	1	$0.10
Robert H. Neithart	8	$71.0	5	$2.60	13[4]	$5.56
1 Indicates RIC(s) for which the portfolio manager also has significant day to day management responsibilities. Assets noted are the total net assets of the RIC(s) and are not the total assets managed by the individual, which is a substantially lower amount. No fund has an advisory fee that is based on the performance of the fund.
2 Represents funds advised or sub-advised by Capital Research and Management Company or its affiliates and sold outside the United States and/or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital Group International, Inc., an affiliate of Capital Research and Management Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount. No fund has an advisory fee that is based on the performance of the fund.
3 Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio managers and their families are not reflected.
4 The advisory fee of two of these accounts (representing $0.40 billion in total assets) is based partially on their investment results.
5 The advisory fee of one of these accounts (representing $0.33 billion in total assets) is based partially on its investment results.

This Supplement is dated October 31, 2014.